Submission	Oct. 21, 2025
Submission [Line Items]
Central Index Key	0001930054
Registrant Name	Blackstone Private Equity Strategies Fund L.P.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A